Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (24,022,085)	$ (4,708,973)	$ (32,172,657)	$ (10,023,891)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	48,841	10,996	75,247	29,532
Change in fair value of simple agreement for future equity	16,793,000	1,373,000	13,717,000
Stock-based compensation	667,474	48,241	777,403	288,248
Change in operating assets and liabilities:
Prepaid and other current assets	(292,060)	(255,208)	(126,199)	(320,639)
Other assets	25,361	5,377	25,909	34,189
Accounts payable	(574,395)	(420,901)	1,344,013	75,834
Other accrued expenses	73,242	690,093	383,907	(59,949)
Operating lease liability	(6,755)	(4,991)	(22,318)	(15,849)
Net cash used in operating activities	(7,287,377)	(3,262,366)	(15,997,695)	(9,992,525)
Cash flows from investing activities
Purchases of property and equipment	(96,733)		(83,155)	(149,560)
Net cash used in investing activities	(96,733)		(83,155)	(149,560)
Cash flows from financing activities
Proceeds from exercise of stock options	439,922		114,263	355,189
Proceeds from right of first refusal liability	25,000,000
Proceeds from simple agreement for future equity	10,232,000	340,000	19,325,000	9,000,000
Payment of deferred issuance costs	(136,618)		(3,144,353)	(3,477)
Net cash provided by financing activities	35,535,304	340,000	16,294,910	9,351,712
Net decrease in cash and cash equivalents	28,151,194	(2,922,366)	214,060	(790,373)
Cash and cash equivalents - beginning of period	9,867,588	9,653,528	9,653,528	10,443,901
Cash and cash equivalents - end of period	38,018,782	6,731,162	9,867,588	9,653,528
Supplemental noncash investing and financing activities
Deferred issuance costs included in accounts payable	799,796	$ 684,990	443,189	$ 160,881
Deferred issuance costs included in accrued expense and other	$ 203,902		$ 122,000